Related undertakings - Subsidiaries (Details)			12 Months Ended
	Aug. 07, 2017	Aug. 06, 2017	Mar. 31, 2018
Vodafone Albania Sh.A
Subsidiaries
% held by Group companies			100.00%
Vodafone M-PESASH.P.K.
Subsidiaries
% held by Group companies			100.00%
Vodacom Business (Angola) Limitada
Subsidiaries
% held by Group companies			63.87%
CWGNL S.A
Subsidiaries
% held by Group companies			100.00%
Quickcomm Pty Limited
Subsidiaries
% held by Group companies			100.00%
PPL Pty Limited
Subsidiaries
% held by Group companies			100.00%
Talkland Australia Pty Limited
Subsidiaries
% held by Group companies			100.00%
VAPL No.2 Pty Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone Enterprise Australia Pty Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone Enterprise Austria GmbH
Subsidiaries
% held by Group companies			100.00%
Vodafone Enterprise Bahrain W.L.L.
Subsidiaries
% held by Group companies			100.00%
Vodafone Belgium SA/NV
Subsidiaries
% held by Group companies			100.00%
Vodafone Servicos Empresariais Brasil Ltda
Subsidiaries
% held by Group companies			100.00%
Cobra do Brasil Servicos de Telematica ltda.
Subsidiaries
% held by Group companies			70.00%
Vodafone Empress Brasil Telecomunicacoes Ltda
Subsidiaries
% held by Group companies			100.00%
Vodafone Enterprise Bulgaria EOOD
Subsidiaries
% held by Group companies			100.00%
Vodacom Business Cameroon SA
Subsidiaries
% held by Group companies			64.52%
Vodafone Canada Inc.
Subsidiaries
% held by Group companies			100.00%
CGP Investments (Holdings) Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone Enterprise Chile SA
Subsidiaries
% held by Group companies			100.00%
Vodafone Automotive Technologies (Beijing) Co, Ltd
Subsidiaries
% held by Group companies			100.00%
Vodafone China Limited (China)
Subsidiaries
% held by Group companies			100.00%
Cable & Wireless Communications Technical Service (Shanghai) Co. Ltd (Beijing Branch)
Subsidiaries
% held by Group companies			100.00%
Vodafone Enterprise Communications Technical Services (Shanghai) Co. Ltd
Subsidiaries
% held by Group companies			100.00%
Vodacash S.A
Subsidiaries
% held by Group companies			32.90%
Vodacom Congo (RDC) SA
Subsidiaries
% held by Group companies			32.90%
Vodacom Business Cote D'ivoire S.A.R.L.
Subsidiaries
% held by Group companies			64.52%
Vodafone Mobile Operations Limited
Subsidiaries
% held by Group companies			100.00%
Oskar Mobil S.R.O.
Subsidiaries
% held by Group companies			100.00%
Vodafone Czech Republic A.S.
Subsidiaries
% held by Group companies			100.00%
Vodafone Enterprise Europe (UK) Limited - Czech Branch
Subsidiaries
% held by Group companies			100.00%
Vodafone Enterprise Denmark A/S
Subsidiaries
% held by Group companies			100.00%
Vodafone International Services LLC
Subsidiaries
% held by Group companies			54.93%
Starnet
Subsidiaries
% held by Group companies			54.90%
Sarmady Communications
Subsidiaries
% held by Group companies			54.91%
Vodafone Egypt Telecommunications S.A.E.
Subsidiaries
% held by Group companies			54.93%
Vodafone For Trading
Subsidiaries
% held by Group companies			54.87%
Vodafone Data
Subsidiaries
% held by Group companies			54.93%
Vodafone Enterprise Finland OY
Subsidiaries
% held by Group companies			100.00%
Vodafone Automotive Telematics Development S.A.S
Subsidiaries
% held by Group companies			100.00%
Vodafone Automotive France S.A.S
Subsidiaries
% held by Group companies			50.94%
Vodafone Enterprise France SAS
Subsidiaries
% held by Group companies			100.00%
TKS Telepost Kabel-Service Kaiserslautern Beteiligungs GmbH
Subsidiaries
% held by Group companies			76.70%
TKS Telepost Kabel-Service Kaiserslautern GmbH & Co. KG
Subsidiaries
% held by Group companies			76.70%
Kabel Deutschland Holding AG
Subsidiaries
% held by Group companies			76.70%
Kabel Deutschland Holding Erste Beteiligungs GmbH
Subsidiaries
% held by Group companies			76.70%
Kabel Deutschland Holding Zweite Beteilgungs GmbH
Subsidiaries
% held by Group companies			76.70%
Kabel Deutschland Neunte Beteiligungs GmbH
Subsidiaries
% held by Group companies			100.00%
Kabel Deutschland Siebte Beteiligungs GmbH
Subsidiaries
% held by Group companies			76.70%
Vodafone Kabel Deutschland GmbH
Subsidiaries
% held by Group companies			76.70%
Vodafone Kabel Deutschland Kundenbetreuung GmbH
Subsidiaries
% held by Group companies			76.70%
Vodafone Automotive Deutschland GmbH
Subsidiaries
% held by Group companies			100.00%
CRVSH GmbH
Subsidiaries
% held by Group companies			100.00%
Vodafone Enterprise Germany GmbH
Subsidiaries
% held by Group companies			100.00%
Vodafone GmbH
Subsidiaries
% held by Group companies			100.00%
Vodafone Group Services GmbH
Subsidiaries
% held by Group companies			100.00%
Vodafone Institut fur Gesellschaft und Kommunikation GmbH
Subsidiaries
% held by Group companies			100.00%
Vodafone Stiftung Deutschland Gemeinnutzige GmbH
Subsidiaries
% held by Group companies			100.00%
Vodafone Vierte Verwaltungs AG
Subsidiaries
% held by Group companies			100.00%
KABELCOM Braunschweig Gesellschaft Fur Breitbandkabel- Kommunikation Mit Beschrankter Haftung
Subsidiaries
% held by Group companies			76.70%
Urbana Teleunion Rostock GmbH & Co.KG
Subsidiaries
% held by Group companies			53.69%
Verwaltung "Urbana Teleunion" Rostock GmbH
Subsidiaries
% held by Group companies			38.35%
KABELCOM Wolfsburg Gesellschaft Fur Breitbandkabel-Kommunikation Mit Beschrankter Haftung
Subsidiaries
% held by Group companies			76.70%
Vodacom Business (Ghana) Limited
Subsidiaries
% held by Group companies			64.52%
Ghana Telecommunications Company Limited | Ordinary shares
Subsidiaries
% held by Group companies			70.81%
Ghana Telecommunications Company Limited | Preference shares
Subsidiaries
% held by Group companies			100.00%
National Communications Backbone Company Limited
Subsidiaries
% held by Group companies			70.81%
Vodafone Ghana Mobile Financial Services Limited
Subsidiaries
% held by Group companies			70.81%
Vodafone-Panafon Hellenic Telecommunications Company S.A.
Subsidiaries
% held by Group companies			99.87%
Vodafone Global Enterprise Telecommunications (Hellas) A.E.
Subsidiaries
% held by Group companies			100.00%
Vodafone Innovus S.A
Subsidiaries
% held by Group companies			99.87%
360 Connect S.A.
Subsidiaries
% held by Group companies			99.87%
FB Holdings Limited
Subsidiaries
% held by Group companies			100.00%
Le Bunt Holdings Limited
Subsidiaries
% held by Group companies			100.00%
Silver Stream Investments Limited
Subsidiaries
% held by Group companies			100.00%
VBA Holdings Limited
Subsidiaries
% held by Group companies			64.52%
VBA International Limited
Subsidiaries
% held by Group companies			64.52%
Vodafone Enterprise Global Network HK Ltd
Subsidiaries
% held by Group companies			100.00%
Vodafone Enterprise Hong Kong Ltd
Subsidiaries
% held by Group companies			100.00%
Vodafone Magyarorszag Mobile Tavkozlesi Zartkoruen Mukodo Reszvenytarsasag
Subsidiaries
% held by Group companies			100.00%
VSSB Vodafone Shared Services Budapest Private Limited Company
Subsidiaries
% held by Group companies			100.00%
Cable and Wireless Global (India) Private Limited
Subsidiaries
% held by Group companies			100.00%
Cable & Wireless Networks India Private Limited
Subsidiaries
% held by Group companies			100.00%
Cable and Wireless (India) Limited (India branch)
Subsidiaries
% held by Group companies			100.00%
AG Mercantile Company Private Limited
Subsidiaries
% held by Group companies			100.00%
Jaykay Finholding (India) Private Limited
Subsidiaries
% held by Group companies			100.00%
MV Healthcare Services Private limited
Subsidiaries
% held by Group companies			100.00%
Nadal Trading Company Private Limited
Subsidiaries
% held by Group companies			100.00%
ND Callus Info Services Private Limited
Subsidiaries
% held by Group companies			100.00%
Omega Telecom Holdings Private Limited
Subsidiaries
% held by Group companies			100.00%
Plustech Mercantile Company Private Limited
Subsidiaries
% held by Group companies			100.00%
SMMS Investments Pvt Limited
Subsidiaries
% held by Group companies			100.00%
Telecom Investments India Private Limited
Subsidiaries
% held by Group companies			100.00%
UMT Investments Limited
Subsidiaries
% held by Group companies			100.00%
Usha Martin Telematics Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone Global Services Private Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone Towers Limited
Subsidiaries
% held by Group companies			100.00%
Scorpios Beverages Pvt. Ltd
Subsidiaries
% held by Group companies			100.00%
Vodafone India Services Private Limited
Subsidiaries
% held by Group companies			100.00%
Mobile Commerce Solutions Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone Foundation
Subsidiaries
% held by Group companies			100.00%
Vodafone India Digital Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone India Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone India Ventures Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone Mobile Services Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone m-pesa Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone Technology Solutions Limited
Subsidiaries
% held by Group companies			100.00%
You Broadband India Limited
Subsidiaries
% held by Group companies			100.00%
You System Integration Private Limited
Subsidiaries
% held by Group companies			100.00%
Connect (India) Mobile Technologies Private Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone Business Services Limited
Subsidiaries
% held by Group companies			100.00%
Eudokia Limited
Subsidiaries
% held by Group companies			100.00%
Cable and Wireless GN Limited
Subsidiaries
% held by Group companies			100.00%
Stentor Limited
Subsidiaries
% held by Group companies			100.00%
VF Ireland Property Holdings Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone Enterprise Global Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone Global Network Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone Group Services Ireland Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone Ireland Distribution Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone Ireland Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone Ireland Marketing Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone Ireland Retail Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone Global Enterprise (Italy) S.R.L.
Subsidiaries
% held by Group companies			100.00%
Vodafone Automotive Italia S.p.A
Subsidiaries
% held by Group companies			100.00%
Vodafone Automotive Electronic Systems S.r.L
Subsidiaries
% held by Group companies			100.00%
Vodafone Automotive SpA
Subsidiaries
% held by Group companies			100.00%
VEI S.r.l.
Subsidiaries
% held by Group companies			100.00%
Vodafone Italia S.p.A.
Subsidiaries
% held by Group companies			100.00%
Vodafone Enterprise Italy S.r.L
Subsidiaries
% held by Group companies			100.00%
Vodafone Gestioni S.p.A.
Subsidiaries
% held by Group companies			100.00%
Vodafone Servizi E Tecnologie S.R.L.
Subsidiaries
% held by Group companies			100.00%
Vodafone Enterprise U.K. (Japanese Branch)
Subsidiaries
% held by Group companies			100.00%
Vodafone Automotive Japan K.K
Subsidiaries
% held by Group companies			100.00%
Vodafone Global Enterprise (Japan) K.K.
Subsidiaries
% held by Group companies			100.00%
Aztec Limited
Subsidiaries
% held by Group companies			100.00%
Globe Limited
Subsidiaries
% held by Group companies			100.00%
Plex Limited
Subsidiaries
% held by Group companies			100.00%
Vizzavi Finance Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone Holdings(Jersey) Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone International 2 Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone Jersey Dollar Holdings Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone Jersey Finance
Subsidiaries
% held by Group companies			100.00%
Vodafone Jersey Yen Holdings Unlimited
Subsidiaries
% held by Group companies			100.00%
Vodafone Kenya Limited
Subsidiaries
% held by Group companies			68.95%
M-PESA Holding Co. Limited
Subsidiaries
% held by Group companies			100.00%
Vodacom Business (Kenya) Limited
Subsidiaries
% held by Group companies			51.62%
Vodafone Automotive Korea Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone Enterprise Korea Limited
Subsidiaries
% held by Group companies			100.00%
Vodacom Lesotho (Pty) Limited
Subsidiaries
% held by Group companies			51.62%
Tomorrow Street GP S.a r.l.
Subsidiaries
% held by Group companies			100.00%
Vodafone Asset Management Services S.a r.l.
Subsidiaries
% held by Group companies			100.00%
Vodafone Enterprise Global Businesses S.a r.l.
Subsidiaries
% held by Group companies			100.00%
Vodafone Enterprise Luxembourg S.A.
Subsidiaries
% held by Group companies			100.00%
Vodafone International 1 S.a r.l.
Subsidiaries
% held by Group companies			100.00%
Vodafone International M S.a r.l.
Subsidiaries
% held by Group companies			100.00%
Vodafone Investments Luxembourg S.a r.l.
Subsidiaries
% held by Group companies			100.00%
Vodafone Luxembourg 5 S.a r.l.
Subsidiaries
% held by Group companies			100.00%
Vodafone Luxembourg S.a r.l.
Subsidiaries
% held by Group companies			100.00%
Vodafone Procurement Company S.a r.l.
Subsidiaries
% held by Group companies			100.00%
Vodafone Real Estate S.a.r.l.
Subsidiaries
% held by Group companies			100.00%
Vodafone Roaming Services S.a r.l.
Subsidiaries
% held by Group companies			100.00%
Vodafone Services Company S.a.r.l.
Subsidiaries
% held by Group companies			100.00%
Vodafone Global Enterprise (Malaysia) Sdn Bhd
Subsidiaries
% held by Group companies			100.00%
Multi Risk Indemnity Company Limited
Subsidiaries
% held by Group companies			100.00%
Multi Risk Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone Malta Limited
Subsidiaries
% held by Group companies			100.00%
Mobile Wallet VM1
Subsidiaries
% held by Group companies			64.52%
Mobile Wallet VM2
Subsidiaries
% held by Group companies			64.52%
Al-Amin Investments Limited
Subsidiaries
% held by Group companies			100.00%
Array Holdings Limited
Subsidiaries
% held by Group companies			100.00%
Asian Telecommunication Investments (Mauritius) Limited
Subsidiaries
% held by Group companies			100.00%
CCII (Mauritius), Inc.
Subsidiaries
% held by Group companies			100.00%
CGP India Investments Ltd.
Subsidiaries
% held by Group companies			100.00%
Euro Pacific Securities Ltd.
Subsidiaries
% held by Group companies			100.00%
Mobilvest
Subsidiaries
% held by Group companies			100.00%
Prime Metals Ltd.
Subsidiaries
% held by Group companies			100.00%
Trans Crystal Ltd.
Subsidiaries
% held by Group companies			100.00%
Vodafone Mauritius Ltd.
Subsidiaries
% held by Group companies			100.00%
Vodafone Telecommunications (India) Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone Tele-Services (India) Holdings Limited
Subsidiaries
% held by Group companies			100.00%
VBA (Mauritius) Limited
Subsidiaries
% held by Group companies			64.52%
Vodacom International Limited
Subsidiaries
% held by Group companies			64.52%
Vodafone Empresa Mexico S.de R.L. de C.V.
Subsidiaries
% held by Group companies			100.00%
Vodafone Maroc SARL
Subsidiaries
% held by Group companies			79.75%
VM, SA | Ordinary shares
Subsidiaries
% held by Group companies			54.84%
VM, SA | Redeemable preference shares
Subsidiaries
% held by Group companies			64.52%
Vodafone M-Pesa, S.A
Subsidiaries
% held by Group companies			54.84%
Vodafone Enterprise Netherlands BV
Subsidiaries
% held by Group companies			100.00%
Vodafone Europe B.V.
Subsidiaries
% held by Group companies			100.00%
Vodafone International Holdings B.V.
Subsidiaries
% held by Group companies	69.70%	65.00%	100.00%
Vodafone Panafon International Holdings B.V.
Subsidiaries
% held by Group companies			100.00%
Vodafone Mobile NZ Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone New Zealand Foundation Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone New Zealand Holdings Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone New Zealand Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone Next Generation Services Limited
Subsidiaries
% held by Group companies			100.00%
Farmside Limited
Subsidiaries
% held by Group companies			70.00%
Farmside Technologies Limited
Subsidiaries
% held by Group companies			70.00%
My Farmside Limited
Subsidiaries
% held by Group companies			70.00%
Spar Aerospace (Nigeria) Limited
Subsidiaries
% held by Group companies			64.52%
Vodacom Business Africa (Nigeria) Limited
Subsidiaries
% held by Group companies			64.52%
C&W Worldwide Nigeria Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone Enterprise Norway AS
Subsidiaries
% held by Group companies			100.00%
Vodafone Limited (Norway Branch)
Subsidiaries
% held by Group companies			100.00%
Oni Way - Infocomunicacoes, S.A.
Subsidiaries
% held by Group companies			100.00%
Vodafone Portugal - Comunicacoes Pessoais, S.A.
Subsidiaries
% held by Group companies			100.00%
Vodafone Enterprise Spain, S.L.U. - Portugal Branch
Subsidiaries
% held by Group companies			100.00%
Vodafone Romania S.A
Subsidiaries
% held by Group companies			100.00%
Vodafone Romania M-Payments SRL
Subsidiaries
% held by Group companies			100.00%
Vodafone Romania Technologies SRL
Subsidiaries
% held by Group companies			100.00%
Vodafone Shared Services Romania SRL
Subsidiaries
% held by Group companies			100.00%
Vodafone Global Enterprise Russia LLC
Subsidiaries
% held by Group companies			100.00%
Cable & Wireless CIS Svyaz LLC
Subsidiaries
% held by Group companies			100.00%
Cavalry Holdings Ltd
Subsidiaries
% held by Group companies			31.61%
East Africa Investment (Mauritius) Limited
Subsidiaries
% held by Group companies			31.61%
VBA International (SL) Limited
Subsidiaries
% held by Group companies			64.52%
Vodafone Enterprise Singapore Pte.Ltd
Subsidiaries
% held by Group companies			100.00%
Vodafone Global Network Limited - Slovakia Branch
Subsidiaries
% held by Group companies			100.00%
XLink Communications (Proprietary) Limited
Subsidiaries
% held by Group companies			60.49%
Cable and Wireless Worldwide South Africa (Pty) Ltd
Subsidiaries
% held by Group companies			100.00%
Waterberg Lodge (Proprietary) Limited
Subsidiaries
% held by Group companies			30.25%
Vodafone Holdings (SA) Proprietary Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone Investments (SA) Proprietary Limited
Subsidiaries
% held by Group companies			100.00%
GS Telecom (Pty) Limited
Subsidiaries
% held by Group companies			64.52%
Jupicol (Proprietary) Limited
Subsidiaries
% held by Group companies			42.34%
Mezzanine Ware Proprietary Limited (RF)
Subsidiaries
% held by Group companies			54.44%
Motifpros 1 (Proprietary) Limited
Subsidiaries
% held by Group companies			60.49%
Scarlet Ibis Investments 23 (Pty) Limited
Subsidiaries
% held by Group companies			60.49%
Storage Technology Services (Pty) Limited
Subsidiaries
% held by Group companies			30.85%
Vodacom (Pty) Limited
Subsidiaries
% held by Group companies			60.49%
Vodacom Business Africa Group (Pty) Limited
Subsidiaries
% held by Group companies			64.52%
Vodacom Financial Services (Proprietary) Limited
Subsidiaries
% held by Group companies			60.49%
Vodacom Group Limited
Subsidiaries
% held by Group companies			64.52%
Vodacom Insurance Administration Company (Proprietary) Limited
Subsidiaries
% held by Group companies			60.49%
Vodacom Insurance Company (RF) Limited
Subsidiaries
% held by Group companies			60.49%
Vodacom International Holdings (Pty) Limited
Subsidiaries
% held by Group companies			64.52%
Vodacom Life Assurance Company (RF) Limited
Subsidiaries
% held by Group companies			60.49%
Vodacom Payment Services (Proprietary) Limited
Subsidiaries
% held by Group companies			60.49%
Vodacom Properties No 1 (Proprietary) Limited
Subsidiaries
% held by Group companies			60.49%
Vodacom Properties No.2 (Pty) Limited
Subsidiaries
% held by Group companies			60.49%
Wheatfields Investments 276 (Proprietary) Limited
Subsidiaries
% held by Group companies			64.52%
Vodafone Automotive Iberia S.L
Subsidiaries
% held by Group companies			100.00%
Vodafone Enabler Espana, S.L.
Subsidiaries
% held by Group companies			100.00%
Vodafone Enterprise Spain SLU
Subsidiaries
% held by Group companies			100.00%
Vodafone Espana S.A.U.
Subsidiaries
% held by Group companies			100.00%
Vodafone Holdings Europe S.L.U.
Subsidiaries
% held by Group companies			100.00%
Vodafone ONO, S.A.U.
Subsidiaries
% held by Group companies			100.00%
Vodafone Servicios SL.U
Subsidiaries
% held by Group companies			100.00%
Vodafone Enterprise Sweden AB
Subsidiaries
% held by Group companies			100.00%
Vodafone Enterprise Switzerland AG
Subsidiaries
% held by Group companies			100.00%
Vodafone International 1 S.a.r.l. Luxembourg, Zweigniederlassung Bern
Subsidiaries
% held by Group companies			100.00%
Vodafone Investments Luxembourg S.a r.l., Luxembourg, Zweigniederlassung Bern
Subsidiaries
% held by Group companies			100.00%
Vodafone Luxembourg 5 S.a r.l., Luxembourg, Zweigniederlassung Berm
Subsidiaries
% held by Group companies			100.00%
Vodafone Luxembourg S.a r.l., Luxembourg, Zweigniederlassung Berm
Subsidiaries
% held by Group companies			100.00%
Vodafone Automotive Telematics S.A
Subsidiaries
% held by Group companies			100.00%
Vodafone Enterprise Switzerland AG - AGNO BRANCH
Subsidiaries
% held by Group companies			100.00%
Vodafone Global Enterprise Taiwan Limited
Subsidiaries
% held by Group companies			100.00%
Gateway Communications Tanzania Limited
Subsidiaries
% held by Group companies			63.87%
M-Pesa Limited
Subsidiaries
% held by Group companies			39.74%
Shared Networks Tanzania Limited
Subsidiaries
% held by Group companies			39.75%
Vodacom Tanzania Limited Zanzibar
Subsidiaries
% held by Group companies			39.75%
Vodacom Tanzania Public Limited Company
Subsidiaries
% held by Group companies			39.75%
Mirambo Limited
Subsidiaries
% held by Group companies			31.61%
Vodafone Bilgi Ve Iletisim Hizmetleri AS
Subsidiaries
% held by Group companies			100.00%
Vodafone Dagitim Hizmetleri A.S.
Subsidiaries
% held by Group companies			100.00%
Vodafone Elektronik Para Ve Odeme Hizmetleri A.S.
Subsidiaries
% held by Group companies			100.00%
Vodafone Holding A.S.
Subsidiaries
% held by Group companies			100.00%
Vodafone Net Iletisim Hizmetleri A.S.
Subsidiaries
% held by Group companies			100.00%
Vodafone Telekomunikasyon A.S
Subsidiaries
% held by Group companies			100.00%
Vodafone Teknoloji Hizmetleri A.S.
Subsidiaries
% held by Group companies			100.00%
LLC Vodafone Enterprise Ukraine
Subsidiaries
% held by Group companies			100.00%
Vodafone Enterprise Europe (UK) Limited - DUBAI BRANCH
Subsidiaries
% held by Group companies			100.00%
Thus Group Holdings Limited
Subsidiaries
% held by Group companies			100.00%
Thus Group Limited
Subsidiaries
% held by Group companies			100.00%
Thus Profit Sharing Trustees Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone (NI) Limited
Subsidiaries
% held by Group companies			100.00%
Pinnacle Cellular Group Limited
Subsidiaries
% held by Group companies			100.00%
Pinnacle Cellular Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone (Scotland) Limited
Subsidiaries
% held by Group companies			100.00%
Woodend Cellular Limited
Subsidiaries
% held by Group companies			100.00%
Woodend Communications Limited
Subsidiaries
% held by Group companies			100.00%
Woodend Group Limited
Subsidiaries
% held by Group companies			100.00%
Woodend Holdings Limited
Subsidiaries
% held by Group companies			100.00%
Energis (Ireland) Limited
Subsidiaries
% held by Group companies			100.00%
Navtrak Ltd
Subsidiaries
% held by Group companies			100.00%
Vodafone Automotive UK Limited
Subsidiaries
% held by Group companies			100.00%
Gateway Communications Africa (UK) Limited
Subsidiaries
% held by Group companies			64.52%
Vodacom Business Africa Group Services Limited
Subsidiaries
% held by Group companies			64.52%
Vodacom UK Limited
Subsidiaries
% held by Group companies			64.52%
AAA (Euro) Limited
Subsidiaries
% held by Group companies			100.00%
Acorn Communications Limited
Subsidiaries
% held by Group companies			100.00%
Apollo Submarine Cable System Limited
Subsidiaries
% held by Group companies			100.00%
Aspective Limited
Subsidiaries
% held by Group companies			100.00%
Astec Communications Limited
Subsidiaries
% held by Group companies			100.00%
Bluefish Communications Limited
Subsidiaries
% held by Group companies			100.00%
C.S.P. Solutions Limited
Subsidiaries
% held by Group companies			100.00%
Cable and Wireless Aspac Holdings Limited
Subsidiaries
% held by Group companies			100.00%
Cable and Wireless CIS Services Limited
Subsidiaries
% held by Group companies			100.00%
Cable and Wireless Communications Data Network Services Limited
Subsidiaries
% held by Group companies			100.00%
Cable and Wireless Europe Holdings Limited
Subsidiaries
% held by Group companies			100.00%
Cable and Wireless Global Business Services Limited
Subsidiaries
% held by Group companies			100.00%
Cable and Wireless Global Holding Limited
Subsidiaries
% held by Group companies			100.00%
Cable and Wireless Global Telecommunication Services Limited
Subsidiaries
% held by Group companies			100.00%
Cable and Wireless UK Holdings Limited
Subsidiaries
% held by Group companies			100.00%
Cable and Wireless UK Services Limited
Subsidiaries
% held by Group companies			100.00%
Cable and Wireless Worldwide Limited
Subsidiaries
% held by Group companies			100.00%
Cable and Wireless Worldwide Voice Messaging Limited
Subsidiaries
% held by Group companies			100.00%
Cable and Wireless (India) Limited
Subsidiaries
% held by Group companies			100.00%
Cable and Wireless Nominee Limited
Subsidiaries
% held by Group companies			100.00%
Cellops Limited
Subsidiaries
% held by Group companies			100.00%
Cellular Operations Limited
Subsidiaries
% held by Group companies			100.00%
Central Communications Group Limited
Subsidiaries
% held by Group companies			100.00%
CWW Operations Limited
Subsidiaries
% held by Group companies			100.00%
Dataroam Limited
Subsidiaries
% held by Group companies			100.00%
Emtel Europe Limited
Subsidiaries
% held by Group companies			100.00%
Energis Communications Limited
Subsidiaries
% held by Group companies			100.00%
Energis Squared Limited
Subsidiaries
% held by Group companies			100.00%
Flexphone Limited
Subsidiaries
% held by Group companies			100.00%
FM Associates (UK) Limited
Subsidiaries
% held by Group companies			100.00%
General Mobile Corporation Limited
Subsidiaries
% held by Group companies			100.00%
Global Cellular Rental Limited
Subsidiaries
% held by Group companies			50.00%
Internet Network Services Limited
Subsidiaries
% held by Group companies			100.00%
Isis Telecommunications Management Limited
Subsidiaries
% held by Group companies			100.00%
Legend Communications Limited
Subsidiaries
% held by Group companies			100.00%
London Hydraulic Power Company
Subsidiaries
% held by Group companies			100.00%
Metro Holdings Limited
Subsidiaries
% held by Group companies			100.00%
ML Integration Group Limited
Subsidiaries
% held by Group companies			100.00%
ML Integration Services Limited
Subsidiaries
% held by Group companies			100.00%
Mobile Phone Centre Limited
Subsidiaries
% held by Group companies			100.00%
Nat Comm Air Limited
Subsidiaries
% held by Group companies			100.00%
P.C.P. (North West) Limited
Subsidiaries
% held by Group companies			100.00%
Peoples Phone Limited
Subsidiaries
% held by Group companies			100.00%
Project Telecom Holdings Limited
Subsidiaries
% held by Group companies			100.00%
PT Network Services Limited
Subsidiaries
% held by Group companies			100.00%
PTI Telecom Limited
Subsidiaries
% held by Group companies			100.00%
Rian Mobile Limited
Subsidiaries
% held by Group companies			100.00%
Singlepoint (4U) Limited
Subsidiaries
% held by Group companies			100.00%
Singlepoint Payment Services Limited
Subsidiaries
% held by Group companies			100.00%
Stentor Communications Limited
Subsidiaries
% held by Group companies			100.00%
Talkland Airtime Services Limited
Subsidiaries
% held by Group companies			100.00%
Talkland Communications Limited
Subsidiaries
% held by Group companies			100.00%
Talkland International Limited
Subsidiaries
% held by Group companies			100.00%
Talkland Midlands Limited
Subsidiaries
% held by Group companies			100.00%
Talkmobile Limited
Subsidiaries
% held by Group companies			100.00%
Ternhill Communications Limited
Subsidiaries
% held by Group companies			100.00%
The Eastern Leasing Company Limited
Subsidiaries
% held by Group companies			100.00%
Thus Limited
Subsidiaries
% held by Group companies			100.00%
Townley Communications Limited
Subsidiaries
% held by Group companies			100.00%
Uniqueair Limited
Subsidiaries
% held by Group companies			100.00%
Vizzavi Limited
Subsidiaries
% held by Group companies			100.00%
Vodacall Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone (New Zealand) Hedging Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone 4 UK
Subsidiaries
% held by Group companies			100.00%
Vodafone 5 Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone 5 UK
Subsidiaries
% held by Group companies			100.00%
Vodafone 6 UK
Subsidiaries
% held by Group companies			100.00%
Vodafone Americas
Subsidiaries
% held by Group companies			100.00%
Vodafone Benelux Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone Business Solutions Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone Cellular Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone Central Services Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone Connect 2 Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone Connect Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone Consolidated Holdings Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone Corporate Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone Corporate Secretaries Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone DC Pension Trustee Company Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone Distribution Holdings Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone Enterprise Corporate Secretaries Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone Enterprise Equipment Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone Enterprise Europe (UK) Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone Enterprise U.K.
Subsidiaries
% held by Group companies			100.00%
Vodafone Euro Hedging Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone Euro Hedging Two
Subsidiaries
% held by Group companies			100.00%
Vodafone Europe UK
Subsidiaries
% held by Group companies			100.00%
Vodafone European Investments
Subsidiaries
% held by Group companies			100.00%
Vodafone European Portal Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone Finance Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone Finance Luxembourg Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone Finance Sweden
Subsidiaries
% held by Group companies			100.00%
Vodafone Finance UK Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone Financial Operations
Subsidiaries
% held by Group companies			100.00%
Vodafone Global Content Services Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone Global Enterprise Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone Group (Directors) Trustee Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone Group Pension Trustee Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone Group Services Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone Group Services No.2 Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone Group Share Trustee Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone Hire Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone Holdings Luxembourg Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone Intermediate Enterprises Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone International Holdings Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone International Operations Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone Investment UK
Subsidiaries
% held by Group companies			100.00%
Vodafone Investments Australia Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone Investments Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone IP Licensing Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone Leasing Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone M.C. Mobile Services Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone Marketing UK
Subsidiaries
% held by Group companies			100.00%
Vodafone Mobile Commerce Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone Mobile Communications Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone Mobile Enterprises Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone Mobile Network Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone Multimedia Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone Nominees Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone Oceania Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone Old Show Ground Site Management Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone Overseas Finance Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone Overseas Holdings Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone Panafon UK
Subsidiaries
% held by Group companies			100.00%
Vodafone Partner Services Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone Property Investments Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone Retail (Holdings) Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone Retail Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone Sales & Services Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone Satellite Services Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone Specialist Communications Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone UK Content Services Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone UK Investments Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone UK Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone Ventures Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone Worldwide Holdings Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone Yen Finance Limited
Subsidiaries
% held by Group companies			100.00%
Vodafone-Central Limited
Subsidiaries
% held by Group companies			100.00%
Vodaphone Limited
Subsidiaries
% held by Group companies			100.00%
Vodata Limited
Subsidiaries
% held by Group companies			100.00%
Your Communications Group Limited
Subsidiaries
% held by Group companies			100.00%
Bluefish Communications Inc.
Subsidiaries
% held by Group companies			100.00%
Cable and Wireless Americas Systems, Inc.
Subsidiaries
% held by Group companies			100.00%
Cable and Wireless a-Services, Inc
Subsidiaries
% held by Group companies			100.00%
Vodafone Americas Virginia Inc.
Subsidiaries
% held by Group companies			100.00%
Vodafone US Inc.
Subsidiaries
% held by Group companies			100.00%
Africonnect (Zambia) Limited | Ordinary shares
Subsidiaries
% held by Group companies			50.00%
Africonnect (Zambia) Limited | Redeemable preference shares
Subsidiaries
% held by Group companies			64.52%